UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	01/31/06

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--35.6%	Amount ($)	Value ($)

Banca Intesa SpA (Yankee)
4.36% - 4.37%, 2/10/2006 - 2/13/2006	260,000,000	260,000,000
Banco Bilbao Vizcaya Argentaria, S.A. (Yankee)
4.47%, 4/6/2006	60,000,000	60,000,000
Bank Of Tokyo-Mitsubishi Ltd. (Yankee)
4.23%, 2/2/2006	465,000,000	465,000,000
BNP Paribas (Yankee)
4.21%, 2/2/2006	125,000,000	125,000,000
Canadian Imperial Bank Of Commerce (Yankee)
4.22%, 2/3/2006	250,000,000	250,000,000
Credit Suisse (Yankee)
4.49%, 4/4/2006	200,000,000	200,000,000
Credit Suisse First Boston USA (Yankee)
4.39%, 2/13/2006	400,000,000	400,000,000
DEPFA BANK PLC (Yankee)
3.78%, 3/6/2006	200,000,000	200,000,000
First Tennessee Bank N.A. Memphis
4.38%, 2/10/2006 - 2/13/2006	190,000,000	190,000,000
HSH Nordbank (Yankee)
4.37%, 2/13/2006	100,000,000	100,000,000
Natexis Banques Populaires (Yankee)
4.21% - 4.47%, 2/3/2006 - 4/7/2006	375,000,000	374,999,986
Royal Bank Of Canada (Yankee)
4.48%, 4/3/2006	500,000,000	500,000,000
Royal Bank Of Scotland Group PLC (Yankee)
3.78%, 3/6/2006	80,000,000	80,000,000
Skandinaviska Enskilda Banken AB (Yankee)
4.38%, 2/13/2006	200,000,000	200,000,000
Svenska Handelsbanken (Yankee)
4.47%, 4/6/2006	500,000,000	500,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,904,999,986)		3,904,999,986

Commercial Paper--51.0%

Abbey National North America LLC
4.49%, 2/1/2006	200,000,000	200,000,000
Bank of America Corp.
4.37%, 2/13/2006	236,000,000	235,658,587
Barclays U.S. Funding Corp.
4.37%, 2/13/2006	550,000,000	549,204,333
Bear Stearns Cos. Inc.
4.48%, 4/4/2006	40,000,000	39,694,822

Beethoven Funding Corp.
4.33% - 4.38%, 2/2/2006 - 2/10/2006	324,889,000	[a]	324,622,595
BNP Paribas
4.47%, 2/1/2006	100,000,000		100,000,000
Citigroup Global Market Holdings Inc.
4.49%, 4/4/2006	300,000,000		297,706,000
Concord Minutemen Capital Co. LLC
4.38%, 2/9/2006 - 2/10/2006	221,802,000	[a]	221,572,392
CRC Funding LLC
4.23%, 2/2/2006	100,000,000	[a]	99,988,389
Crown Point Capital Co. LLC
4.39%, 2/13/2006	151,146,000	[a]	150,926,334
Cullinan Finance Ltd.
4.49%, 4/3/2006	30,279,000	[a]	30,051,201
Danske Corp.,
4.38%, 2/13/2006	247,387,000		247,027,052
DEPFA BANK PLC
4.22%, 2/2/2006	220,000,000		219,974,486
DnB NOR Bank ASA
4.37%, 2/13/2006	50,000,000		49,927,667
Falcon Asset Securitization Corp.
4.38%, 2/10/2006	125,645,000	[a]	125,508,047
FCAR Owner Trust Ser. I
4.23%, 2/2/2006	133,000,000		132,984,557
Gemini Securitization Corp., LLC
4.22% - 4.53%, 2/3/2006 - 4/4/2006	173,000,000	[a]	172,612,152
General Electric Capital Corp.
4.21% - 4.47%, 2/1/2006 - 4/4/2006	575,000,000		571,193,889
Grampian Funding Ltd.
4.49%, 4/6/2006	150,000,000	[a]	148,816,000
Harrier Finance Funding
4.56%, 3/29/2006	47,888,000	[a]	47,551,294
HBOS Treasury Services PLC
4.49%, 4/4/2006 - 4/5/2006	178,000,000		176,635,193
HSH Nordbank AG
4.48%, 4/4/2006	85,000,000		84,351,497
Long Lane Master Trust IV
4.33%, 2/1/2006	127,230,000	[a]	127,230,000
Mane Funding Corp.
4.39%, 2/13/2006	54,707,000	[a]	54,627,492
Nationwide Building Society
4.22%, 2/3/2006	130,000,000		129,969,847
PB Finance (Delaware) Inc.
4.38% - 4.40%, 2/6/2006 - 2/9/2006	124,965,000		124,863,512
Prudential Funding LLC
4.48%, 2/1/2006	126,000,000		126,000,000
Santander Central Hispano Finance (Delaware) Inc.
3.79% - 4.38%, 2/10/2006 - 2/28/2006	67,194,000		67,035,759
Scaldis Capital Ltd.
4.22%, 2/2/2006	54,466,000	[a]	54,459,683

Sigma Finance Inc.
4.48%, 4/3/2006	100,000,000 [a]	99,249,361
Swedbank Inc.
4.21%, 2/2/2006	300,000,000	299,965,250
Three Pillars Funding LLC
4.38%, 2/10/2006	26,723,000 [a]	26,693,872
Toyota Motor Credit Corp.
4.21% - 4.22%, 2/2/2006 - 2/3/2006	200,000,000 [a]	199,965,250
UBS Finance Delaware LLC
4.47%, 2/1/2006	50,000,000	50,000,000
Total Commercial Paper
(cost $5,586,066,513)		5,586,066,513

Corporate Notes--1.7%

Westpac Banking Corp.
4.47%, 2/16/2011
(cost $180,000,000)	180,000,000 [b]	180,000,000

Time Deposits--11.9%

Calyon (Grand Cayman)
4.48%, 2/1/2006	400,000,000	400,000,000
Fortis Bank (Grand Cayman)
4.47% - 4.48%, 2/1/2006	225,000,000	225,000,000
Societe Generale (Grand Cayman)
4.47%, 2/1/2006	400,000,000	400,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
4.45%, 2/1/2006	22,000,000	22,000,000
U.S. Bank N.A. (Grand Cayman)
4.44%, 2/1/2006	257,000,000	257,000,000
Total Time Deposits
(cost $1,304,000,000)		1,304,000,000

Total Investments (cost $10,975,066,499)	100.2%	10,975,066,499

Liabilities, Less Cash and Receivables	(.2%)	(17,125,254)

Net Assets	100.0%	10,957,941,245

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $1,883,874,062 or 17.2% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INSTITUTIONAL CASH ADVANTAGE PLUS FUND
STATEMENT OF INVESTMENTS
January 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit--22.6%	Amount ($)	Value ($)

American Express Bank, FSB
4.21%, 2/2/2006	50,000,000	50,000,000
Credit Suisse (Yankee)
4.49%, 4/4/2006	60,000,000	60,000,000
First Tennessee Bank N.A. Memphis
4.38%, 2/13/2006	50,000,000	50,000,000
Landesbank Hessen-Thueringen Girozentrale (Yankee)
4.22%, 2/3/2006	50,000,000	50,000,000
Natexis Banques Populaires (Yankee)
4.21%, 2/3/2006	50,000,000	49,999,986
Royal Bank Of Canada (Yankee)
4.48%, 4/4/2006	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $309,999,986)		309,999,986

Commercial Paper--60.2%

Barclays U.S. Funding Corp.
4.22%-4.37%, 2/2/2006-2/13/2006	75,000,000	74,958,035
Bear Stearns Cos. Inc.
4.48%-4.51%, 4/4/2006-4/10/2006	64,000,000	63,475,940
Beethoven Funding Corp.
4.55%, 2/28/2006	50,000,000 [a]	49,830,125
CC (USA) Inc.
4.50%, 4/6/2006	46,700,000 [a]	46,330,551
Charta LLC
4.23%, 2/2/2006	50,000,000 [a]	49,994,194
Cullinan Finance Ltd.
4.50%, 4/6/2006	45,000,000 [a]	44,644,000
DEFPA BANK PLC
4.22%, 2/3/2006	50,000,000	49,988,403
Deutsche Bank Financial LLC
4.48%, 2/1/2006	50,000,000	50,000,000
DnB NOR Bank ASA
4.37%, 2/13/2006	50,000,000	49,927,667
Gemini Securitization Corp., LLC
4.22%, 2/3/2006	25,000,000 [a]	24,994,201
General Electric Capital Corp.
4.21%, 2/1/2006	25,000,000	25,000,000
ING America Insurance Holdings Inc.

4.38%, 2/14/2006	25,000,000	24,960,729
J.P. Morgan Chase & Co.
4.21%, 2/1/2006	50,000,000	50,000,000
Santander Central Hispano Finance (Delaware) Inc.
3.79%, 2/28/2006	50,000,000	49,860,500
Solitaire Funding Ltd.
4.23%-4.48%, 2/3/2006-4/6/2006	71,000,000 [a]	70,823,002
UBS Finance Delaware LLC
4.47%, 2/1/2006	50,000,000	50,000,000
White Pine Corp. Ltd.
4.23%, 2/2/2006	50,388,000	50,382,149
Total Commercial Paper
(cost $825,169,496)		825,169,496

Time Deposits--17.7%

Branch Banking & Trust Co. (Grand Cayman)
4.44%, 2/1/2006	33,000,000	33,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
4.38%, 2/1/2006	63,000,000	63,000,000
Societe Generale (Grand Cayman)
4.48%, 2/1/2006	50,000,000	50,000,000
State Street Bank & Trust Co. (Grand Cayman)
4.45%, 2/1/2006	63,000,000	63,000,000
U.S. Bank National Association (Grand Cayman)
4.44%, 2/1/2006	33,000,000	33,000,000
Total Time Deposits
(cost $242,000,000)		242,000,000

Total Investments (cost $1,377,169,482)	100.5%	1,377,169,482

Liabilities, Less Cash and Receivables	(.5%)	(6,852,485)

Net Assets	100.0%	1,370,316,997

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to $286,616,073 or 20.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)